Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (404,344)	$ (108,782)	$ (530,827)	$ (275,892)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,384	10,525	42,388	38,836
Stock compensation to officer	250,000			1,000
Changes in operating assets and liabilities:
(Increase) in prepaid deposits	(23,700)	(1,228)	(115,434)	(146,372)
Increase in accrued liabilities	393	(6,327)	11,600	8,317
Increase in related party payables	77,124	33,082	139,801	43,934
Net Cash Used In Operating Activities	(89,143)	(72,730)	(452,472)	(310,177)
Cash Flows From Investing Activities:
Cash paid for purchase of property and equipment			(13,500)	(19,500)
Net Cash Used In Investing Activities			(13,500)	(19,500)
Cash Flows From Financing Activities:
Cash proceeds from sale of common stock	172,500		179,000	680,000
Cash paid for loan payable	(3,126)	(3,003)	(12,212)	(9,821)
Net Cash Provided By Financing Activities	169,374	(3,003)	166,788	670,179
Net (Decrease) Increase in Cash	80,231	(75,733)	(299,184)	340,502
Cash - Beginning of the Period	41,318	340,502	340,502
Cash - End of the Period	121,549	264,769	41,318	340,502
Supplemental Disclosures of Cash Flows
Cash paid for interest	1,424	724	2,520	3,597
Cash paid for income taxes
Increase in customer deposits				20,000
Supplemental Disclosures of Non-cash Investing and Financing Activities:
Conversion of preferred stock to common stock				8,000
Purchase of vehicle by execution of a promissory note				$ 78,491